Horizon Defensive Multi-Factor Fund
PORTFOLIO OF INVESTMENTS
August 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.5%
	Advertising - 0.2%
7,634	Interpublic Group of Cos., Inc.	$284,214

	Aerospace/Defense - 0.5%
3,331	General Dynamics Corp.	667,233

	Agriculture - 2.5%
12,569	Altria Group, Inc.	631,341
3,962	Archer Daniels Midland Co.	237,720
20,880	Philip Morris International, Inc.	2,150,640
		3,019,701
	Apparel - 1.4%
10,798	Nike, Inc., Class B	1,778,863

	Auto Manufacturers - 0.3%
30,159	Ford Motor Co. (a)(b)	392,972

	Auto Parts & Equipment - 0.1%
2,521	BorgWarner, Inc.	107,596

	Banks - 4.2%
22,171	Citigroup, Inc.	1,594,317
5,421	Goldman Sachs Group, Inc.	2,241,638
3,683	PNC Financial Services Group, Inc.	703,821
8,743	Regions Financial Corp.	178,619
684	SVB Financial Group (a)	382,698
2,259	Zions Bancorp NA	130,796
		5,231,889
	Biotechnology - 0.6%
715	Biogen, Inc. (a)	242,321
244	Bio-Rad Laboratories, Inc., Class A (a)	196,376
401	Regeneron Pharmaceuticals, Inc. (a)	270,033
		708,730
	Building Materials - 1.0%
9,873	Carrier Global Corp.	568,685
9,398	Johnson Controls International PLC	702,970
		1,271,655
	Chemicals - 1.4%
1,755	Celanese Corp.	278,343
4,041	Mosaic Co.	130,039
2,945	PPG Industries, Inc.	469,875
2,987	Sherwin-Williams Co.	907,062
		1,785,319
	Commercial Services - 1.3%
1,056	Equifax, Inc.	287,506
1,904	Gartner, Inc. (a)	587,841
1,636	Quanta Services, Inc.	167,036
1,607	Robert Half International, Inc.	166,164
985	United Rentals, Inc. (a)(b)	347,360
		1,555,907
	Computers - 4.6%
7,022	Accenture PLC, Class A (b)	2,363,324
2,129	Fortinet, Inc. (a)	670,933
26,544	HP, Inc.	789,419
9,645	International Business Machines Corp.	1,353,579
5,895	NetApp, Inc.	524,243
		5,701,498
	Cosmetics/Personal Care - 0.6%
5,540	Procter & Gamble Co.	788,841

	Distribution/Wholesale - 0.5%
5,777	LKQ Corp. (a)(b)	304,390
735	WW Grainger, Inc.	318,770
		623,160
	Diversified Financial Services - 3.9%
11,287	American Express Co.	1,873,191
6,854	Capital One Financial Corp.	1,137,558
4,382	Discover Financial Services (b)	561,860
1,152	Nasdaq, Inc.	225,539
8,202	Synchrony Financial (b)	408,049
2,516	T. Rowe Price Group, Inc.	563,257
		4,769,454
	Electric - 0.8%
1,367	American Electric Power Co., Inc. (b)	122,442
1,908	CMS Energy Corp.	122,360
1,522	DTE Energy Co.	183,158
1,371	Duke Energy Corp.	143,489
1,893	Evergy, Inc.	129,576
1,519	Pinnacle West Capital Corp.	116,811
2,900	Southern Co.	190,617
		1,008,453
	Electronics - 1.3%
2,582	Garmin, Ltd. (b)	450,378
2,579	Keysight Technologies, Inc. (a)	462,621
1,811	PerkinElmer, Inc.	334,673
894	Waters Corp. (a)	370,134
		1,617,806
	Environmental Control - 1.3%
3,220	Pentair PLC	248,455
4,224	Republic Services, Inc.	524,325
5,724	Waste Management, Inc.	887,850
		1,660,630
	Finance and Insurance - 0.5%
10,355	US Bancorp	594,273

	Food - 1.5%
3,076	Hershey Co.	546,606
1,557	J.M. Smucker Co. (b)	192,554
7,669	Kroger Co. (b)	353,004
5,888	Mondelez International, Inc., Class A	365,468
4,273	Tyson Foods, Inc., Class A	335,516
		1,793,148
	Gas - 0.1%
1,194	Atmos Energy Corp.	116,427

	Hand/Machine Tools - 0.5%
1,120	Snap-on, Inc. (b)	251,944
1,949	Stanley Black & Decker, Inc.	376,683
		628,627
	Healthcare Products - 3.2%
326	Cooper Cos., Inc. (b)	146,931
5,670	Danaher Corp.	1,837,987
2,066	Edwards Lifesciences Corp. (a)	242,094
2,557	Hologic, Inc. (a)	202,387
706	IDEXX Laboratories, Inc. (a)	475,675
1,860	Thermo Fisher Scientific, Inc.	1,032,207
		3,937,281
	Healthcare Services - 7.0%
3,276	Anthem, Inc.	1,228,926
4,917	HCA Healthcare, Inc.	1,243,903
1,741	Laboratory Corp. of America Holdings (a)	528,184
2,219	Quest Diagnostics, Inc.	339,130
12,274	UnitedHealth Group, Inc.	5,109,298
996	Universal Health Services, Inc., Class B (b)	155,137
		8,604,578
	Home Builders - 0.3%
3,781	Lennar Corp., Class A	405,739

	Home Furnishings - 0.2%
1,047	Whirlpool Corp. (b)	231,942

	Household Products/Wares - 0.4%
1,455	Avery Dennison Corp.	327,942
730	Clorox Co. (b)	122,677
		450,619
	Insurance - 7.3%
8,458	Aflac, Inc.	479,400
4,122	Allstate Corp. (b)	557,624
21,465	Berkshire Hathaway, Inc., Class B (a)	6,134,053
2,322	Cincinnati Financial Corp. (b)	286,535
459	Everest Re Group Ltd.	121,589
6,062	Marsh & McLennan Cos., Inc.	952,946
2,389	Travelers Cos., Inc.	381,547
		8,913,694
	Internet - 11.2%
2,202	Alphabet, Inc., Class A (a)	6,372,478
3,240	CDW Corp.	649,976
16,565	Facebook, Inc., Class A (a)	6,284,430
15,357	NortonLifeLock, Inc.	407,882
		13,714,766
	Iron/Steel - 0.4%
4,470	Nucor Corp.	525,493

	Machinery - Diversified - 0.8%
2,338	Dover Corp. (b)	407,654
6,720	Otis Worldwide Corp.	619,718
		1,027,372
	Manufacturing - 1.1%
541	Generac Holdings, Inc. (a)	236,406
2,993	Moderna, Inc. (a)	1,127,433
		1,363,839
	Media - 1.7%
1,539	Charter Communications, Inc., Class A (a)	1,256,839
4,515	DISH Network Corp., Class A (a)	196,809
8,975	Fox Corp., Class A (b)	336,024
7,762	ViacomCBS, Inc., Class B	321,735
		2,111,407
	Mining - 0.5%
17,409	Freeport-McMoRan, Inc.	633,513

	Miscellaneous Manufacturing - 1.7%
8,632	3M Co.	1,680,996
2,300	AO Smith Corp.	167,256
2,596	Textron, Inc.	188,651
		2,036,903
	Office/Business Equipment - 0.4%
832	Zebra Technologies Corp., Class A (a)	488,525

	Oil & Gas - 0.6%
7,445	Cabot Oil & Gas Corp.	118,301
4,254	ConocoPhillips (b)	236,225
9,634	Devon Energy Corp. (b)	284,685
10,018	Marathon Oil Corp.	117,711
		756,922
	Packaging & Containers - 0.3%
1,003	Packaging Corp of America (b)	152,155
2,831	Sealed Air Corp.	172,776
		324,931
	Pharmaceuticals - 5.3%
8,640	CVS Health Corp. (b)	746,410
20,181	Johnson & Johnson	3,493,936
50,271	Pfizer, Inc.	2,315,985
		6,556,331
	Pipelines - 0.5%
26,652	Kinder Morgan, Inc.	433,628
2,834	ONEOK, Inc.	148,842
		582,470
	Real Estate - 0.3%
3,660	CBRE Group, Inc., Class A (a)	352,458

	Real Estate Investment Trusts - 1.7%
617	Alexandria Real Estate Equities, Inc.	127,330
855	AvalonBay Communities, Inc.	196,291
1,553	Extra Space Storage, Inc.	290,271
5,657	Kimco Realty Corp.	123,266
1,082	Mid-America Apartment Communities, Inc.	208,145
1,702	Public Storage	550,784
2,689	Simon Property Group, Inc. (b)	361,536
4,954	Weyerhaeuser Co.	178,344
		2,035,967
	Retail - 7.0%
1,330	Advance Auto Parts, Inc.	269,791
368	AutoZone, Inc. (a)	570,087
103	Chipotle Mexican Grill, Inc. (a)(b)	196,043
5,472	Costco Wholesale Corp.	2,492,441
815	Darden Restaurants, Inc. (b)	122,780
475	Domino's Pizza, Inc. (b)	245,523
3,470	McDonald's Corp.	823,986
9,829	Starbucks Corp.	1,154,809
7,875	Target Corp.	1,944,968
1,829	Tractor Supply Co.	355,283
2,938	Yum! Brands, Inc.	384,966
		8,560,677
	Semiconductors - 4.8%
8,828	Applied Materials, Inc.	1,192,928
840	Lam Research Corp.	508,049
5,298	Micron Technology, Inc.	390,462
10,132	NVIDIA Corp.	2,268,048
1,873	Qorvo, Inc. (a)	352,180
1,884	Skyworks Solutions, Inc.	345,639
4,197	Texas Instruments, Inc.	801,249
		5,858,555
	Software - 9.4%
2,011	Adobe, Inc. (a)	1,334,701
2,333	Broadridge Financial Solutions, Inc.	401,789
1,682	Intuit, Inc.	952,197
1,817	Jack Henry & Associates, Inc. (b)	320,482
15,758	Microsoft Corp.	4,757,025
42,931	Oracle Corp.	3,826,440
		11,592,634
	Telecommunications - 1.2%
23,884	Cisco Systems, Inc. (b)	1,409,634

	Textiles - 0.2%
1,140	Mohawk Industries, Inc. (a)	225,446

	Transportation - 1.8%
2,788	Expeditors International of Washington, Inc.	347,496
3,992	FedEx Corp.	1,060,634
937	JB Hunt Transport Services, Inc.	166,224
1,041	Norfolk Southern Corp.	263,935
1,273	Old Dominion Freight Line, Inc.	367,541
		2,205,830
	Wholesale Trade - 0.1%
342	Pool Corp.	169,051

	TOTAL COMMON STOCKS (Cost - $108,904,877)	121,182,973

	SHORT TERM INVESTMENTS - 1.2%
	Money Market Funds - 1.2%
1,467,735	First American Treasury Obligations Fund, Class X, 0.01% (c)	1,467,735
	TOTAL SHORT TERM INVESTMENTS (Cost - $1,467,735)	1,467,735

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 8.9%
10,926,593	Mount Vernon Liquid Assets Portfolio, LLC, 0.09% (c)	10,926,593
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $10,926,593)	10,926,593

	TOTAL INVESTMENTS - 108.6% (Cost - $121,299,205)	133,577,301
	Liabilities in Excess of Other Assets - (8.6)%	(10,572,417)
	NET ASSETS - 100.0%	$123,004,884

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) All or a portion of this security is out on loan as of August 31, 2021.
(c) Interest rate reflects seven-day yield on August 31, 2021.